Shareholder Report, Line Graph (Details) 190126_Aptus Drawdown Managed Equity ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Jun. 08, 2016	Apr. 30, 2026
Aptus Drawdown Managed Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Aptus Drawdown Managed Equity ETF NAV
Accumulated Value	$ 18,548	$ 16,963	$ 14,638	$ 15,781	$ 15,977	$ 12,425	$ 12,149	$ 13,128	$ 10,701	$ 10,000	$ 22,898
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 30,676	$ 27,366	$ 22,310	$ 21,731	$ 21,685	$ 14,854	$ 14,727	$ 12,976	$ 11,456	$ 10,000	$ 40,201